Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Disclosures
Schedule of related party transactions

Unless otherwise disclosed, transactions with other related parties are made on normal commercial terms and at market rates. All related parties are companies that are associated stockholders.

		Service and
	Hardware	maintenance	Accounts		Accounts	Interest	Loan
	revenue	revenue	receivable	Purchases	payable	Expense	payable
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Year ended June 30, 2021
Gilbarco	19,122	—	2,471	335	142	—	—
Fast Cities Australia	2,141	1	520	—	—	—	—
St Baker Energy	—	—	—	256	23	—	6,392
Total	21,263	1	2,991	591	165	—	6,392
Year ended June 30, 2022
Gilbarco	8,135	—	—	338	—	—	—
Fast Cities Australia	3,454	—	16	—	—	—	—
St Baker Energy	—	—	—	345	93	—	—
Total	11,589	—	16	683	93	—	—
Year ended June 30, 2023
Fast Cities Australia	7,203	—	237	—	—	—	—
Lordstown Motors	—	—	—	—	—	—	—
St Baker Energy	—	—	—	275	85	6,059	58,873
Riverstone	—	—	—	—	—	1,122	8,728
Total	7,203	—	237	275	85	7,181	67,601